Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income
Accumulated other comprehensive income

16. Accumulated other comprehensive income

Accumulated Other Comprehensive Income relates to marketable securities fair value measurement reserve and cumulative translation adjustment reserve as reported in the following table.

	Changes in Accumulated Other Comprehensive Income
	For the year ended December 31, 2025
	Unrealized gains and losses on available-for-sale debt securities	Foreign currency translation adjustments	Total

Beginning Balance	€96,234	€(7,288)	€88,946
Adjustment for net (gain) loss on marketable securities	(96,234)	-	(96,234)
Change in fair value of marketable securities	103,439	-	103,439
Cumulative translation adjustment	-	70,360	70,360
Total	€103,439	€63,072	€166,511

The unrealized net gain on marketable securities not matured at December 31, 2025, was approximately €0.1 million. Translation adjustments on investment transactions expressed in U.S. dollars were not material. The cumulative translation adjustments reserve mainly includes the effect of the translation of U.S. dollars held by the U.S. Subsidiary into Euros as the consolidated financial statements’ currency.